Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Weighted Average Grant Fair Value of Stock Options using Black-Scholes Option-pricing Model

The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during the nine months ended September 30, 2024 and 2023:

	Nine Months Ended September 30,
	2024	2023
Risk-free interest rate	4.5%	4.1%
Expected term (in years)	5.5	5.6
Expected volatility	110.8%	86.5%
Expected dividend yield	0%	0%

The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
Risk-free interest rate	4.1%	2.7%
Expected term (in years)	5.6	5.9
Expected volatility	86.5%	77.1%
Expected dividend yield	—%	—%

Schedule of Stock Option Activity

The following table summarizes option activity with service conditions under the 2021 Plan and the 2017 Plan:

	Options	Weighted Average Exercise Price	Weighted Average Contract Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2024	2,820,187	$40.16	5.6	$—
Granted	879,664	3.76
Exercised	—	—
Forfeited	(289,802)	31.47
Outstanding at September 30, 2024*	3,410,049	$31.51	6.0	$115
Vested and expected to vest September 30, 2024	3,410,049	$31.51	6.0	$115
Exercisable at September 30, 2024	2,513,584	$38.00	4.9	$113

*	Options outstanding at September 30, 2024 under the 2021 Plan and 2017 Plan were 1,979,953 and 1,475,096, respectively. Options outstanding at September 30, 2024 under the 2021 Plan include 45,000 awards with performance conditions (see below).

The following table summarizes option activity with service conditions under the 2021 Plan and the 2017 Plan:

	Options	Weighted Average Exercise Price	Weighted Average Contract Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	2,514,452	$49.08	6.1	$7,851
Granted	741,634	5.35
Exercised	(108,637)	2.80
Forfeited/Expired	(327,262)	42.23
Outstanding at December 31, 2023	2,820,187	$40.16	5.6	$—
Vested and expected to vest December 31, 2023	2,820,187	$40.16	5.6	$—
Exercisable at December 31, 2023	2,025,287	$46.01	4.5	$—

Schedule of Activity Related to RSU Stock-Based Payment Awards

The following table summarizes activity related to RSU stock-based payment awards under the 2021 Plan:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2024	823,332	$13.77
Granted	—	—
Vested	(395,996)	11.50
Forfeited	(99,977)	13.24
Outstanding at September 30, 2024	327,359	$16.68

The following table summarizes activity related to RSU stock-based payment awards:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	227,013	$73.35
Granted	954,931	$6.29
Released	(83,759)	$65.05
Forfeited	(274,853)	$21.37
Outstanding at December 31, 2023	823,332	$13.77

Schedule of Stock-based Compensation Expense

The Company recorded stock-based compensation expense in the following expense categories of its condensed consolidated statements of operations and comprehensive loss:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Cost of revenues	$90	$166	$285	$462
Research and development	182	379	903	1,384
Selling, general and administrative	2,400	3,053	7,440	9,596
	$2,672	$3,598	$8,628	$11,442

The Company recorded stock-based compensation expense in the following expense categories of its consolidated statements of operations:

	Year Ended December 31,
	2023	2022
Cost of revenues	$580	$410
Research and development	1,832	2,118
Selling, general and administrative	12,605	13,328
	$15,017	$15,856